Document and Entity Information	0 Months Ended
Nov. 26, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 26, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Nov. 26, 2014
Document Effective Date	Dec. 10, 2014
Prospectus Date	Dec. 10, 2014
Class I,A,L Prospectus | Emerging Markets Leaders Portfolio | Class I
Risk/Return:
Trading Symbol	MELIX
Class I,A,L Prospectus | Emerging Markets Leaders Portfolio | Class A
Risk/Return:
Trading Symbol	MELAX
Class I,A,L Prospectus | Emerging Markets Leaders Portfolio | Class L
Risk/Return:
Trading Symbol	MELLX
Class IS Prospectus | Emerging Markets Leaders Portfolio | Class IS
Risk/Return:
Trading Symbol	MELSX